Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Billions		1 Months Ended	12 Months Ended
	Nov. 28, 2018	Mar. 31, 2017	Oct. 31, 2018	Oct. 31, 2017
Dividend reinvestment plan [member] | Discount at 0% [member]
Disclosure of classes of share capital [line items]
Common shares at a discount			5,000	4,900
Normal Course Issuer Bid [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs		22,980	20,000
Repurchased average price per share		$ 60.78	$ 75.07
Repurchases amount		$ 1.4	$ 1.5
Share repurchase program [member] | Normal Course Issuer Bid [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase	20,000
Bottom of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares			0.00%
Top of range [member] | Dividend reinvestment plan [member]
Disclosure of classes of share capital [line items]
Percentage of discount reinvestment of dividend in to common shares			5.00%